(Loss)/Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnout shares issuable	5,354,022
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate number of unvested shares	1,961,172